CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash Flows from Operating Activities:
Net loss	$ (65,027)	$ (75,769)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,525	5,754
Stock-based compensation	4,228	3,430
Expense related to Common Stock warrants issued	43	905
Loss (gain) on disposal of property and equipment	10	(6)
Gain on investment, related to Make Composites, Inc.		(1,427)
Accretion of discount on investments	34	(1,443)
Net decrease (increase) in accrued interest related to marketable securities	162	(175)
Changes in operating assets and liabilities:
Accounts receivable	2,881	(7,258)
Inventory	(1,958)	(962)
Prepaid expenses and other current assets	1,082	1,418
Accounts payable	(5,467)	(2,503)
Accrued expenses and other current liabilities	444	2,588
Customer deposits	(547)	1,383
Deferred revenue	(1,094)	(253)
Change in right of use assets and lease liabilities, net	(243)	(222)
Net cash used in operating activities	(58,927)	(74,540)
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,039)	(7,030)
Purchase of marketable securities	(62,810)	(215,584)
Proceeds from sales and maturities of marketable securities	94,116	174,025
Cash paid for acquisition, net of cash acquired		(96)
Net cash provided by (used in) investing activities	30,267	(48,685)
Cash Flows from Financing Activities
Proceeds from Preferred Stock issuances, net of issuance cost		159,644
Proceeds from exercise of stock options	255	606
Proceeds from PPP loan	5,379
Repayment of PPP loan	(5,379)
Deferred financing costs paid	(400)
Net cash (used in) provided by financing activities	(145)	160,250
Net (decrease) increase in cash, cash equivalents, and restricted cash	(28,805)	37,025
Cash and cash equivalents at beginning of year	66,161	29,043
Restricted cash	612	612
Cash, cash equivalents, and restricted cash at end of period	37,968	66,680
Supplemental cash flow information:
Interest paid	253	377
Noncash investing and financing activities:
Common Stock issued for acquisitions		3,563
Additions to right of use assets and lease liabilities		86
Purchase of property and equipment included in accrued expenses and other current liabilities	79	867
Common Stock forfeited in satisfaction of note receivable		$ 249
Deferred transaction costs not yet paid included in accrued expenses and other current liabilities	$ 2,341